Interest expense and finance costs (Tables)	6 Months Ended
Jun. 30, 2019
Interest Expense And Finance Costs [Abstract]
Schedule of Interest expense and finance costs
	Three months ended
	Jun 30, 2019	Jun 30, 2018
Interest incurred	6,297,729	5,621,251
Amortization of deferred finance fees	507,505	603,949
Write-off of deferred finance fees in relation to refinancing	-	414,897
	6,805,234	6,640,097

	Six months ended
	Jun 30, 2019	Jun 30, 2018
Interest incurred	12,740,501	10,730,988
Amortization of deferred finance fees	1,022,393	1,196,203
Write-off of deferred finance fees in relation to refinancing	-	414,897
	13,762,894	12,342,088